STATED SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
STATED SHARE CAPITAL.
STATED SHARE CAPITAL

22.  STATED SHARE CAPITAL

ACCOUNTING POLICY

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Figures in thousand	2017	2016	2015
Authorised number of shares	10,000,000	2,000,000	2,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	929,004	916,140	898,840
Shares issued under SGL Share Plan	1,407	12,864	17,300
Rights issue	1,195,787	-	-
Capitalisation issue	42,523	-	-
Number of shares in issue at end of the year	2,168,721	929,004	916,140

AUTHORISED AND ISSUED

At the shareholder’s meeting held on 21 November 2012 (when Gold Fields was the sole shareholder), the Company’s authorised and issued share capital of 1,000 par value shares of R1.00 each was converted into 1,000 ordinary shares with no par value. The authorised share capital was increased by the creation of a further 999,999,000 ordinary no par value shares, each ranking pari passu in all respects with the existing no par value shares in the Company’s share capital so as to result in the Company’s authorised share capital being 1,000,000,000 ordinary no par value shares. As at 31 December 2012, the authorised share capital was 1,000,000,000 ordinary no par value shares and the issued share capital was 1,000 ordinary no par value shares.

On 1 February 2013, prior to the unbundling of Sibanye-Stillwater from Gold Fields on 18 February 2013, Gold Fields subscribed for a further 731,647,614 shares in Sibanye-Stillwater for R17,246 million.

During 2015, the Company issued 17,300,356 shares as part of the SGL Share Plan. As of 31 December 2015, the authorised share capital was 2,000,000,000 ordinary no par value shares and the issued share capital was 916,140,552 ordinary no par value shares.

During 2016, the Company issued 12,863,790 shares as part of the SGL Share Plan, and as of 31 December 2016, the authorised share capital was 2,000,000,000 ordinary no par value shares and issued share capital was 929,004,342 ordinary no par value shares.

At the shareholder’s AGM on 25 April 2017, the authorised number of shares was increased to 10,000,000,000 ordinary no par value shares.

On 14 June 2017, Sibanye-Stillwater raised net capital of R12,932.4 million, being proceeds of R13,438.5 million and transactions costs of R506.1 million, from a rights issue, when 1,195,787,294 shares were issued with nine (9) new shares issued for every seven (7) existing shares held, on 4 October 2017, 42,522,524 shares were issued with two (2) capitalisation issue shares for every 100 existing share held, and on various dates during 2017, 1,407,060 shares were issued as part of the SGL Share Plan. As of 31 December 2017, the issued share capital was 2,168,721,220 ordinary no par value shares.

In terms of the general authority granted at the shareholder’s AGM on 23 May 2017, the authorised but unissued ordinary share capital of the Company representing not more than 5% of the issued share capital of the Company as at 31 December 2016, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive scheme, was placed under the control of the directors.

This authority expires at the next AGM where shareholders will be asked to place under the control of the directors the authorised but unissued ordinary share capital of the Company representing not more than 5% of the issued share capital of the Company from time to time.

All the Sibanye-Stillwater ordinary shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.

REPURCHASE OF SHARES

The Company has not exercised the general authority granted to buy back shares from its issued ordinary share capital granted at the shareholders’ meeting held on 23 May 2017. At the next AGM, shareholders will be asked to approve the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.